UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Patrick F. Quan

American Balanced Fund

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund® Investment portfolio March 31, 2013

unaudited

Common stocks 72.17%
		Value
Financials 13.78%	Shares	(000)

Berkshire Hathaway Inc., Class A1	8,777	$ 1,371,670
Wells Fargo & Co.	34,715,000	1,284,108
American Express Co.	16,224,000	1,094,471
Goldman Sachs Group, Inc.	6,586,700	969,233
ACE Ltd.	5,250,000	467,092
Citigroup Inc.	9,500,000	420,280
JPMorgan Chase & Co.	8,711,000	413,424
Weyerhaeuser Co.[1]	12,315,242	386,452
SunTrust Banks, Inc.	9,500,000	273,695
American Tower Corp.	3,350,000	257,682
BlackRock, Inc.	1,000,000	256,880
Moody’s Corp.	4,400,000	234,608
U.S. Bancorp	6,090,000	206,634
Allstate Corp.	2,250,000	110,408
Bank of America Corp.	8,000,000	97,440
DDR Corp.	5,315,000	92,587
Prologis, Inc.	2,300,000	91,954
Chubb Corp.	1,000,000	87,530
HDFC Bank Ltd. (ADR)	2,200,000	82,324
Progressive Corp.	3,130,000	79,095
T. Rowe Price Group, Inc.	720,000	53,906
		8,331,473

Industrials 9.77%

Boeing Co.	15,525,000	1,332,821
Union Pacific Corp.	7,793,187	1,109,828
General Electric Co.	27,600,000	638,112
Lockheed Martin Corp.	6,122,037	590,899
Deere & Co.	5,640,000	484,927
Parker-Hannifin Corp.	4,100,000	375,478
Cummins Inc.	2,695,000	312,108
United Technologies Corp.	3,280,000	306,450
Honeywell International Inc.	2,100,000	158,235
Canadian Pacific Railway Ltd.	1,200,000	156,520
General Dynamics Corp.	1,865,000	131,501
Rockwell Collins, Inc.	1,400,000	88,368
Northrop Grumman Corp.	1,250,000	87,688
Emerson Electric Co.	1,495,000	83,526
C.H. Robinson Worldwide, Inc.	850,000	50,541
		5,907,002

Consumer discretionary 9.65%

Home Depot, Inc.	27,925,000	1,948,607
Amazon.com, Inc.[1]	4,178,000	1,113,395
Comcast Corp., Class A	20,310,000	853,223
VF Corp.	1,750,000	293,563
Time Warner Inc.	5,000,000	288,100
DIRECTV[1]	3,945,000	223,326
General Motors Co.[1]	7,500,000	208,650
Walt Disney Co.	3,500,000	198,800
Las Vegas Sands Corp.	3,221,423	181,527
NIKE, Inc., Class B	2,554,442	150,738
Macy’s, Inc.	3,500,000	146,440
Starbucks Corp.	2,500,000	142,400
Johnson Controls, Inc.	2,445,000	85,746
		5,834,515

Information technology 7.91%

Texas Instruments Inc.	24,760,000	878,485
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	49,100,000	844,029
Oracle Corp.	20,542,591	664,347
Microsoft Corp.	22,500,000	643,725
ASML Holding NV (New York registered)	3,812,080	259,260
ASML Holding NV	1,470,405	98,886
Google Inc., Class A1	440,000	349,373
TE Connectivity Ltd.	7,360,000	308,605
Maxim Integrated Products, Inc.	9,420,000	307,563
Paychex, Inc.	3,977,000	139,473
Avago Technologies Ltd.	3,380,772	121,437
Analog Devices, Inc.	2,000,000	92,980
EMC Corp.[1]	3,000,000	71,670
		4,779,833

Energy 7.89%

Chevron Corp.	13,937,000	1,655,994
Royal Dutch Shell PLC, Class B (ADR)	15,504,700	1,036,024
Southwestern Energy Co.[1]	7,360,000	274,234
Transocean Ltd.[1]	5,100,000	264,996
ConocoPhillips	4,000,000	240,400
Kinder Morgan, Inc.	5,980,000	231,306
Enbridge Inc.	4,822,133	224,422
Concho Resources Inc.[1]	2,180,000	212,398
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	7,825,000	129,660
Baker Hughes Inc.	2,500,000	116,025
Technip SA	1,000,000	102,510
Occidental Petroleum Corp.	1,200,000	94,044
Suncor Energy Inc.	2,000,000	59,913
Apache Corp.	675,000	52,083
Cimarex Energy Co.	524,300	39,553
TOTAL SA (ADR)	800,000	38,384
		4,771,946

Health care 7.54%

Merck & Co., Inc.	21,709,575	960,215
Bristol-Myers Squibb Co.	17,676,149	728,081
Gilead Sciences, Inc.[1]	13,128,500	642,378
UnitedHealth Group Inc.	9,295,000	531,767
Baxter International Inc.	5,610,000	407,510
Pfizer Inc	12,750,000	367,965
Johnson & Johnson	4,100,000	334,273
Cardinal Health, Inc.	4,584,802	190,819
Roche Holding AG	800,000	186,135
Quest Diagnostics Inc.	2,950,000	166,527
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	43,648
		4,559,318

Consumer staples 5.81%

Nestlé SA	7,970,000	576,028
Nestlé SA (ADR)	1,500,000	108,705
Costco Wholesale Corp.	6,337,326	672,454
Procter & Gamble Co.	8,230,000	634,204
PepsiCo, Inc.	7,770,000	614,685
Philip Morris International Inc.	5,400,000	500,634
Unilever NV (New York registered)	3,635,000	149,035
Coca-Cola Co.	2,580,000	104,335
Colgate-Palmolive Co.	700,000	82,621
Mondelez International, Inc.	2,300,000	70,403
		3,513,104

Materials 3.04%

E.I. du Pont de Nemours and Co.	6,750,000	331,830
Potash Corp. of Saskatchewan Inc.	8,190,000	321,458
Dow Chemical Co.	9,130,000	290,699
Nucor Corp.	4,000,000	184,600
Mosaic Co.	2,750,000	163,928
Alcoa Inc.	17,500,000	149,100
Monsanto Co.	1,300,000	137,319
Cliffs Natural Resources Inc.	4,908,000	93,301
Steel Dynamics, Inc.	5,179,668	82,201
Praxair, Inc.	480,000	53,539
Barrick Gold Corp.	1,060,000	31,164
		1,839,139

Utilities 1.63%

PG&E Corp.	6,810,000	303,249
Exelon Corp.	8,410,000	289,977
FirstEnergy Corp.	4,560,000	192,432
Duke Energy Corp.	1,693,333	122,919
Edison International	1,500,000	75,480
		984,057

Telecommunication services 0.69%

AT&T Inc.	7,320,000	268,571
Verizon Communications Inc.	3,000,000	147,450
		416,021

Miscellaneous 4.46%

Other common stocks in initial period of acquisition		2,694,341
Total common stocks (cost: $29,507,992,000)		43,630,749

Bonds & notes 23.31%
Corporate bonds & notes 8.35%	Principal amount	Value
Financials 2.48%	(000)	(000)

Goldman Sachs Group, Inc. 3.625% 2016	$46,650	$49,580
Goldman Sachs Group, Inc. 2.375% 2018	36,000	36,549
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,714
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,310
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	4,445	4,738
Westfield Group 5.75% 2015[2]	16,250	18,057
Westfield Group 5.70% 2016[2]	30,520	34,929
Westfield Group 7.125% 2018[2]	15,750	19,460
Westfield Group 4.625% 2021[2]	25,000	27,950
Bank of America Corp., Series L, 3.625% 2016	13,820	14,672
Bank of America Corp. 3.75% 2016	21,955	23,371
Bank of America Corp. 5.75% 2017	13,650	15,811
Bank of America Corp. 5.625% 2020	15,500	18,125
Bank of America Corp. 5.00% 2021	7,750	8,707
JPMorgan Chase & Co. 3.45% 2016	15,000	15,960
JPMorgan Chase & Co. 1.80% 2018	16,000	16,110
JPMorgan Chase & Co. 3.25% 2022	19,000	19,023
JPMorgan Chase & Co. 3.20% 2023	12,000	12,015
Prologis, Inc. 5.625% 2015	10,425	11,448
Prologis, Inc. 6.625% 2018	18,100	21,800
Prologis, Inc. 6.625% 2019	2,851	3,457
Prologis, Inc. 7.375% 2019	19,835	24,883
Morgan Stanley, Series F, 2.875% 2014	18,000	18,299
Morgan Stanley 1.75% 2016	16,000	16,137
Morgan Stanley 3.80% 2016	8,700	9,238
Morgan Stanley 3.75% 2023	12,500	12,670
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,607
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,769
Kimco Realty Corp. 5.70% 2017	21,180	24,513
Wells Fargo & Co. 3.676% 2016	19,000	20,562
Wells Fargo & Co. 4.60% 2021	25,000	28,617
Citigroup Inc. 4.587% 2015	20,950	22,724
Citigroup Inc. 3.953% 2016	13,050	14,074
Citigroup Inc. 8.50% 2019	8,416	11,232
CNA Financial Corp. 5.85% 2014	25,000	26,927
CNA Financial Corp. 6.50% 2016	16,000	18,431
ERP Operating LP 5.375% 2016	25,000	28,345
ERP Operating LP 4.75% 2020	12,000	13,595
Monumental Global Funding 5.50% 2013[2]	12,000	12,033
Monumental Global Funding III 0.504% 2014[2,3]	29,000	29,011
Barclays Bank PLC 2.375% 2014	20,000	20,272
Barclays Bank PLC 5.125% 2020	18,000	20,747
Ford Motor Credit Co. 2.50% 2016	13,000	13,261
Ford Motor Credit Co. 2.375% 2018	26,250	26,138
Hospitality Properties Trust 6.30% 2016	12,631	14,042
Hospitality Properties Trust 6.70% 2018	21,025	24,111
BNP Paribas 3.60% 2016	19,000	20,187
BNP Paribas 5.00% 2021	12,750	14,409
ACE INA Holdings Inc. 5.875% 2014	20,000	21,259
ACE INA Holdings Inc. 2.60% 2015	12,665	13,286
American International Group, Inc. 3.00% 2015	26,000	26,988
American International Group, Inc. 4.875% 2016	6,000	6,683
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,570
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,110
Royal Bank of Scotland PLC 3.40% 2013	13,150	13,298
Royal Bank of Scotland PLC 3.95% 2015	16,000	17,070
MetLife Global Funding I 5.125% 2013[2]	12,000	12,011
MetLife Global Funding I 2.50% 2015[2]	16,000	16,639
American Express Co. 6.15% 2017	22,800	27,311
Berkshire Hathaway Inc. 2.20% 2016	23,000	24,125
Simon Property Group, LP 6.75% 2014	8,495	8,938
Simon Property Group, LP 1.50% 2018[2]	13,825	13,799
Standard Chartered PLC 3.20% 2016[2]	21,000	22,221
Boston Properties, Inc. 3.70% 2018	20,000	21,968
Bank of Nova Scotia 2.55% 2017	20,000	20,978
US Bancorp., Series T, 1.65% 2017	19,500	19,899
UBS AG 2.25% 2014	18,500	18,750
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,805
HCP, Inc. 5.375% 2021	15,000	17,463
ANZ National (International) Ltd. 3.125% 2015[2]	16,500	17,250
BB&T Corp., Series C, 1.60% 2017	16,750	16,938
Westpac Banking Corp. 3.00% 2015	15,300	16,183
Principal Life Insurance Co. 5.30% 2013	15,500	15,544
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	11,500	14,920
Regions Financial Corp. 7.75% 2014	13,000	14,338
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	13,053
Toronto-Dominion Bank 2.375% 2016	12,000	12,566
AvalonBay Communities, Inc. 2.85% 2023	12,550	12,267
Mack-Cali Realty Corp. 2.50% 2017	11,780	11,950
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	11,500	11,644
American Tower Corp. 4.625% 2015	10,000	10,669
Nationwide Mutual Insurance Co. 5.81% 2024[2,3]	8,150	8,211
AXA SA, Series B, junior subordinated 6.379% (undated)[2,3]	6,680	6,663
Developers Diversified Realty Corp. 7.875% 2020	5,215	6,644
PNC Financial Services Group, Inc. 2.854% 2022	5,975	5,935
		1,499,566

Consumer staples 0.98%

Anheuser-Busch InBev NV 3.625% 2015	36,500	38,697
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,518
Anheuser-Busch InBev NV 1.375% 2017	16,000	16,157
Anheuser-Busch InBev NV 7.75% 2019	20,000	26,327
Kraft Foods Inc. 2.25% 2017	7,725	8,025
Kraft Foods Inc. 5.375% 2020	10,472	12,521
Kraft Foods Inc. 3.50% 2022	23,285	24,412
Kraft Foods Inc. 6.50% 2040	20,000	25,772
PepsiCo, Inc. 3.10% 2015	17,000	17,808
PepsiCo, Inc. 2.50% 2016	15,000	15,791
PepsiCo, Inc. 7.90% 2018	15,000	20,004
Altria Group, Inc. 9.25% 2019	5,067	7,075
Altria Group, Inc. 9.95% 2038	13,500	22,339
Altria Group, Inc. 4.25% 2042	20,000	18,958
SABMiller Holdings Inc. 2.45% 2017[2]	20,245	21,102
SABMiller Holdings Inc. 4.95% 2042[2]	20,000	22,190
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,265
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,615
Coca-Cola Co. 1.50% 2015	18,970	19,447
Coca-Cola Co. 1.80% 2016	17,500	18,108
Pernod Ricard SA 2.95% 2017[2]	35,500	37,332
Imperial Tobacco Finance PLC 2.05% 2018[2]	16,000	16,126
Imperial Tobacco Finance PLC 3.50% 2023[2]	17,000	17,199
British American Tobacco International Finance PLC 2.125% 2017[2]	16,000	16,503
British American Tobacco International Finance PLC 9.50% 2018[2]	11,955	16,603
Kraft Foods Inc. 6.75% 2014	16,180	17,026
Kraft Foods Inc. 5.375% 2020	9,528	11,359
Philip Morris International Inc. 2.625% 2023	16,000	15,779
Procter & Gamble Co. 1.45% 2016	13,460	13,802
Reynolds American Inc. 3.25% 2022	11,420	11,322
ConAgra Foods, Inc. 1.90% 2018	4,220	4,269
ConAgra Foods, Inc. 3.20% 2023	6,800	6,797
Wesfarmers Ltd. 1.874% 2018[2]	8,000	8,060
Heineken NV 1.40% 2017[2]	7,485	7,462
		590,770

Industrials 0.89%

General Electric Capital Corp. 0.935% 2014[3]	50,000	50,205
General Electric Co. 0.85% 2015	19,500	19,577
General Electric Capital Corp. 1.00% 2015	13,700	13,794
General Electric Capital Corp., Series A, 2.25% 2015	21,500	22,249
General Electric Capital Corp. 2.95% 2016	9,305	9,844
General Electric Capital Corp. 1.60% 2017	16,000	16,086
General Electric Capital Corp. 2.30% 2017	26,100	27,046
General Electric Capital Corp., Series A, 6.00% 2019	15,000	18,246
General Electric Capital Corp. 3.10% 2023	34,000	33,758
General Electric Co. 4.125% 2042	11,000	11,096
United Technologies Corp. 1.80% 2017	8,435	8,713
United Technologies Corp. 3.10% 2022	39,140	41,133
United Technologies Corp. 4.50% 2042	22,060	23,654
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	33,524
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,765
Burlington Northern Santa Fe LLC 3.00% 2023	21,300	21,524
Union Pacific Corp. 5.75% 2017	4,325	5,170
Union Pacific Corp. 5.70% 2018	29,150	35,239
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	2,742	2,858
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	5,285	5,651
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,485	3,810
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	6,264	6,914
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	6,482	7,106
Waste Management, Inc. 2.60% 2016	8,890	9,327
Waste Management, Inc. 4.60% 2021	15,000	16,989
Danaher Corp. 2.30% 2016	16,795	17,635
Atlas Copco AB 5.60% 2017[2]	14,000	16,162
Canadian National Railway Co. 4.95% 2014	6,000	6,213
Canadian National Railway Co. 1.45% 2016	8,900	9,086
American Airlines, Inc., Series 2011-2, Class A, 8.625% 2023[4]	14,102	14,754
Volvo Treasury AB 5.95% 2015[2]	9,460	10,279
Norfolk Southern Corp. 5.75% 2016	7,615	8,604
CSX Corp. 6.25% 2015	5,990	6,636
		540,647

Health care 0.88%

Cardinal Health, Inc. 4.00% 2015	37,100	39,573
Cardinal Health, Inc. 5.80% 2016	17,500	20,194
Cardinal Health, Inc. 4.625% 2020	20,000	22,475
Cardinal Health, Inc. 3.20% 2022	16,850	17,017
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,531
Express Scripts Inc. 3.125% 2016	23,000	24,317
Express Scripts Inc. 3.90% 2022	20,565	22,120
Express Scripts Inc. 6.125% 2041	15,000	18,917
Amgen Inc. 2.50% 2016	27,875	29,279
Amgen Inc. 2.125% 2017	16,000	16,547
Amgen Inc. 5.375% 2043	25,000	27,967
UnitedHealth Group Inc. 6.00% 2017	22,170	26,395
UnitedHealth Group Inc. 6.00% 2018	35,000	42,383
GlaxoSmithKline Capital Inc. 4.85% 2013	26,200	26,340
GlaxoSmithKline Capital Inc. 1.50% 2017	17,500	17,822
GlaxoSmithKline Capital Inc. 2.85% 2022	16,955	17,345
AbbVie Inc. 1.75% 2017[2]	16,000	16,219
AbbVie Inc. 2.90% 2022[2]	19,500	19,573
AbbVie Inc. 4.40% 2042[2]	22,200	22,517
Gilead Sciences, Inc. 3.05% 2016	18,425	19,741
Gilead Sciences, Inc. 4.40% 2021	4,870	5,495
Humana Inc. 3.15% 2022	20,000	19,810
Novartis Capital Corp. 2.90% 2015	16,000	16,788
Coventry Health Care, Inc. 6.30% 2014	11,955	12,787
DENTSPLY International Inc. 2.75% 2016	9,830	10,217
Aetna Inc. 1.50% 2017	5,400	5,421
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,027
		529,817

Energy 0.87%

Enterprise Products Operating LLC 1.25% 2015	10,000	10,079
Enterprise Products Operating LLC 5.20% 2020	13,000	15,279
Enterprise Products Operating LLC 3.35% 2023	29,000	29,616
StatoilHydro ASA 2.90% 2014	13,285	13,790
StatoilHydro ASA 1.80% 2016	16,000	16,552
Statoil ASA 3.125% 2017	16,500	17,915
Statoil ASA 4.25% 2041	6,000	6,281
Kinder Morgan Energy Partners, LP 6.00% 2017	24,610	28,644
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,821
Kinder Morgan Energy Partners, LP 3.45% 2023	4,000	4,054
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,635
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,571
Enbridge Energy Partners, LP 5.50% 2040	15,000	15,644
Total Capital SA 3.00% 2015	17,000	17,892
Total Capital Canada Ltd. 1.45% 2018	10,940	11,057
Total Capital International 2.875% 2022	8,695	8,973
Total Capital International 2.70% 2023	4,820	4,859
Energy Transfer Partners, L.P. 3.60% 2023	26,445	26,389
Anadarko Petroleum Corp. 5.95% 2016	20,500	23,619
Cenovus Energy Inc. 4.50% 2014	15,000	15,800
Cenovus Energy Inc. 3.00% 2022	7,395	7,422
Devon Energy Corp. 1.875% 2017	9,315	9,418
Devon Energy Corp. 3.25% 2022	12,500	12,553
Shell International Finance BV 1.125% 2017	21,000	21,112
BG Energy Capital PLC 2.50% 2015[2]	7,200	7,501
BG Energy Capital PLC 2.875% 2016[2]	12,325	13,070
Apache Corp. 2.625% 2023	21,000	20,484
Marathon Oil Corp. 0.90% 2015	16,000	15,971
ConocoPhillips 1.05% 2017	16,000	15,971
Transocean Inc. 6.375% 2021	13,050	15,229
Williams Partners L.P. 4.125% 2020	13,500	14,599
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,943
TransCanada PipeLines Ltd. 0.875% 2015	13,000	13,063
Petróleos Mexicanos 5.50% 2044	11,450	11,839
Enbridge Inc. 5.60% 2017	10,000	11,525
Southwestern Energy Co. 4.10% 2022	9,825	10,410
		524,580

Consumer discretionary 0.79%

Comcast Corp. 5.30% 2014	15,000	15,578
Comcast Corp. 6.30% 2017	16,750	20,457
Comcast Corp. 2.85% 2023	10,000	9,995
Comcast Corp. 6.45% 2037	15,000	19,120
Comcast Corp. 6.95% 2037	24,250	32,399
Time Warner Cable Inc. 6.75% 2018	37,620	46,368
Time Warner Cable Inc. 5.00% 2020	25,000	28,504
Time Warner Cable Inc. 4.00% 2021	15,000	16,044
DaimlerChrysler North America Holding Corp. 1.30% 2015[2]	16,000	16,117
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	25,000	25,855
Volkswagen International Finance NV 0.918% 2014[2,3]	17,000	17,045
Volkswagen International Finance NV 2.375% 2017[2]	20,000	20,753
Home Depot, Inc. 4.40% 2021	15,000	17,353
Home Depot, Inc. 5.95% 2041	15,000	19,169
Time Warner Inc. 5.875% 2016	14,210	16,540
Time Warner Inc. 6.25% 2041	15,000	17,824
Thomson Reuters Corp. 5.95% 2013	8,140	8,268
Thomson Reuters Corp. 6.50% 2018	20,815	25,606
Walt Disney Co. 0.875% 2014	15,500	15,634
Walt Disney Co. 1.10% 2017	14,255	14,268
NBCUniversal Media, LLC 2.875% 2016	16,000	16,870
NBCUniversal Media, LLC 2.875% 2023	8,235	8,186
Nordstrom, Inc. 6.75% 2014	10,000	10,703
Nordstrom, Inc. 4.00% 2021	6,245	6,920
RCI Banque 3.50% 2018[2]	16,000	16,053
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	4,699	5,424
Cox Communications, Inc. 5.45% 2014	4,956	5,355
Seminole Tribe of Florida 5.798% 2013[2,4]	2,530	2,593
		475,001

Telecommunication services 0.53%

SBC Communications Inc. 5.10% 2014	15,000	15,957
AT&T Inc. 2.40% 2016	18,000	18,786
SBC Communications Inc. 5.625% 2016	24,300	27,768
AT&T Inc. 4.30% 2042[2]	17,998	16,867
AT&T Inc. 4.35% 2045[2]	40,113	37,515
Verizon Communications Inc. 3.00% 2016	34,000	36,026
Verizon Communications Inc. 1.10% 2017	3,210	3,165
Verizon Communications Inc. 6.25% 2037	20,000	23,804
Verizon Communications Inc. 4.75% 2041	3,100	3,088
Verizon Communications Inc. 6.00% 2041	7,900	9,238
Telecom Italia Capital SA 5.25% 2015	20,453	21,604
Telecom Italia Capital SA 6.999% 2018	11,992	13,599
Telecom Italia Capital SA 7.175% 2019	9,000	10,286
France Télécom 4.375% 2014	10,000	10,439
France Télécom 4.125% 2021	20,000	21,505
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,302
Deutsche Telekom International Finance BV 9.25% 2032	9,719	14,911
Deutsche Telekom International Finance BV 4.875% 2042[2]	620	626
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,809
		320,295

Materials 0.40%

International Paper Co. 7.40% 2014	23,250	24,958
International Paper Co. 7.30% 2039	8,425	11,162
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,576
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,166
Newcrest Finance Pty Ltd. 4.45% 2021[2]	15,500	16,380
Newcrest Finance Pty Ltd. 4.20% 2022[2]	13,735	14,309
Xstrata Canada Financial Corp. 2.45% 2017[2]	10,000	10,151
Xstrata Canada Financial Corp. 4.95% 2021[2]	19,000	20,483
E.I. du Pont de Nemours and Co. 0.704% 2014[3]	25,000	25,110
Rohm and Haas Co. 6.00% 2017	17,445	20,516
Praxair, Inc. 1.05% 2017	16,000	15,986
Ecolab Inc. 3.00% 2016	12,365	13,156
Teck Resources Ltd. 4.75% 2022	10,055	10,704
ArcelorMittal 4.25% 2015[3]	10,000	10,399
Anglo American Capital PLC 2.15% 2013[2]	9,525	9,579
Cliffs Natural Resources Inc. 4.875% 2021	9,310	9,195
		243,830

Utilities 0.37%

MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	18,682
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	3,011
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	18,410
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	7,586
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	30,333	30,715
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	12,352
E.ON International Finance BV 5.80% 2018[2]	24,450	29,285
CenterPoint Energy Resources Corp. 4.50% 2021	18,751	21,352
American Electric Power Co. 2.95% 2022	16,090	16,123
Entergy Corp. 4.70% 2017	14,600	15,962
Electricité de France SA 6.95% 2039[2]	12,000	15,699
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,067
Iberdrola Finance Ireland 3.80% 2014[2]	11,000	11,330
Niagara Mohawk Power 3.553% 2014[2]	10,000	10,397
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	2,381	2,610
		225,581

Information technology 0.16%

International Business Machines Corp. 1.95% 2016	52,500	54,506
International Business Machines Corp. 2.00% 2016	17,000	17,637
Oracle Corp. 1.20% 2017	13,420	13,455
Cisco Systems, Inc. 2.90% 2014	10,000	10,409

		96,007
Total corporate bonds & notes		5,046,094

U.S. Treasury bonds & notes 7.76%
U.S. Treasury 6.31%

U.S. Treasury 1.50% 2013	172,500	174,249
U.S. Treasury 2.75% 2013	291,500	295,931
U.S. Treasury 4.25% 2013	189,835	192,791
U.S. Treasury 1.875% 2014	194,100	197,652
U.S. Treasury 1.875% 2014	100,000	101,561
U.S. Treasury 2.625% 2014	175,000	180,294
U.S. Treasury 2.625% 2014	25,000	25,809
U.S. Treasury 1.50% 2016	25,000	25,882
U.S. Treasury 1.75% 2016	136,000	141,817
U.S. Treasury 2.00% 2016	212,000	221,883
U.S. Treasury 2.375% 2016	122,000	129,318
U.S. Treasury 4.50% 2016	58,500	65,450
U.S. Treasury 4.625% 2017	68,750	79,551
U.S. Treasury 2.625% 2018	178,000	194,374
U.S. Treasury 3.50% 2018	45,000	50,955
U.S. Treasury 1.125% 2019	428,500	430,728
U.S. Treasury 1.625% 2022	293,500	288,534
U.S. Treasury 6.25% 2023	207,000	293,294
U.S. Treasury 6.375% 2027	149,500	222,731
U.S. Treasury 5.25% 2029	15,000	20,372
U.S. Treasury 4.50% 2036	104,882	133,462
U.S. Treasury 3.75% 2041	90,000	102,017
U.S. Treasury 4.75% 2041	92,000	122,432
U.S. Treasury 3.125% 2043	121,000	121,568
		3,812,655

U.S. Treasury inflation-protected securities[5] 1.45%

U.S. Treasury Inflation-Protected Security 1.875% 2013	37,611	38,367
U.S. Treasury Inflation-Protected Security 1.875% 2015	106,541	116,918
U.S. Treasury Inflation-Protected Security 0.125% 2017	237,222	256,049
U.S. Treasury Inflation-Protected Security 2.125% 2019	53,624	65,494
U.S. Treasury Inflation-Protected Security 0.125% 2022	139,428	152,221
U.S. Treasury Inflation-Protected Security 0.125% 2023	81,052	87,591
U.S. Treasury Inflation-Protected Security 2.375% 2025	61,078	82,143
U.S. Treasury Inflation-Protected Security 0.75% 2042	34,647	36,323
U.S. Treasury Inflation-Protected Security 0.625% 2043	42,815	43,126

		878,232
Total U.S. Treasury bonds & notes		4,690,887

Mortgage-backed obligations[4] 6.46%

Fannie Mae 11.00% 2018	117	127
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	16,665	17,025
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	18,500	18,268
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[3]	8,570	8,503
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	21,843	22,183
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	14,000	14,524
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	395	396
Fannie Mae 2.50% 2023	42,250	44,224
Fannie Mae 2.50% 2023	24,658	25,832
Fannie Mae 3.50% 2024	1,129	1,198
Fannie Mae 4.00% 2024	29,172	31,208
Fannie Mae 4.00% 2024	9,495	10,168
Fannie Mae 4.00% 2024	9,451	10,121
Fannie Mae 4.00% 2024	1,685	1,804
Fannie Mae 3.50% 2025	15,013	15,918
Fannie Mae 3.50% 2025	13,660	14,490
Fannie Mae 3.50% 2025	411	436
Fannie Mae 4.50% 2025	11,493	12,371
Fannie Mae 4.50% 2025	11,119	11,968
Fannie Mae, Series 2001-4, Class NA, 11.083% 2025[3]	51	57
Fannie Mae 3.50% 2026	72,004	76,403
Fannie Mae 2.50% 2027	97,875	101,801
Fannie Mae 2.50% 2027	43,657	45,435
Fannie Mae 2.50% 2027	41,207	42,835
Fannie Mae 2.50% 2027	3,771	3,924
Fannie Mae 2.50% 2027	2,872	2,987
Fannie Mae 2.50% 2027	2,573	2,679
Fannie Mae 2.50% 2027	2,361	2,456
Fannie Mae 2.50% 2027	1,395	1,450
Fannie Mae 2.50% 2027	1,165	1,213
Fannie Mae 2.50% 2027	1,132	1,178
Fannie Mae 3.00% 2027	54,678	57,819
Fannie Mae 3.00% 2027	23,387	24,635
Fannie Mae 2.00% 2028	23,500	23,715
Fannie Mae 2.50% 2028	180,000	186,384
Fannie Mae 2.50% 2028	32,218	33,511
Fannie Mae 2.50% 2028	7,544	7,847
Fannie Mae 2.50% 2028	2,133	2,219
Fannie Mae 3.00% 2028	85,000	89,260
Fannie Mae 3.00% 2028	45,000	47,326
Fannie Mae 3.50% 2028	68,400	72,525
Fannie Mae, Series 2001-20, Class D, 11.023% 2031[3]	30	33
Fannie Mae 5.00% 2033	5,374	5,856
Fannie Mae 5.00% 2033	2,850	3,106
Fannie Mae 5.50% 2033	8,337	9,196
Fannie Mae 5.50% 2033	7,134	7,865
Fannie Mae 5.50% 2033	858	946
Fannie Mae 4.50% 2034	31,526	34,100
Fannie Mae 5.00% 2034	6,013	6,542
Fannie Mae 5.00% 2035	22,800	24,760
Fannie Mae 5.00% 2035	3,063	3,345
Fannie Mae 5.50% 2035	3,674	4,048
Fannie Mae 5.50% 2035	1,931	2,125
Fannie Mae 6.50% 2035	5,990	6,894
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	3,259	2,957
Fannie Mae 5.00% 2036	5,348	5,809
Fannie Mae 5.00% 2036	2,713	2,947
Fannie Mae 5.50% 2036	874	959
Fannie Mae 5.50% 2036	834	909
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	6,710	7,593
Fannie Mae 6.00% 2036	2,275	2,498
Fannie Mae 2.694% 2037[3]	6,416	6,891
Fannie Mae 6.00% 2037	31,221	34,299
Fannie Mae 6.00% 2037	10,033	10,994
Fannie Mae 6.00% 2037	8,590	9,410
Fannie Mae 6.00% 2037	4,370	4,786
Fannie Mae 6.50% 2037	8,942	9,977
Fannie Mae 6.50% 2037	7,133	7,898
Fannie Mae 6.50% 2037	4,631	5,128
Fannie Mae 7.00% 2037	1,905	2,140
Fannie Mae 7.00% 2037	1,584	1,780
Fannie Mae 7.00% 2037	802	901
Fannie Mae 5.50% 2038	2,134	2,328
Fannie Mae 6.00% 2038	10,017	10,970
Fannie Mae 6.50% 2038	10,556	11,779
Fannie Mae 4.50% 2039	34,862	37,578
Fannie Mae 5.00% 2039	2,346	2,542
Fannie Mae 6.00% 2039	56,241	61,687
Fannie Mae 6.00% 2039	5,043	5,523
Fannie Mae 6.00% 2039	4,718	5,168
Fannie Mae 4.00% 2040	101,487	108,277
Fannie Mae 4.00% 2040	32,865	35,849
Fannie Mae 4.186% 2040[3]	3,674	3,918
Fannie Mae 4.399% 2040[3]	2,442	2,609
Fannie Mae 4.50% 2040	65,629	70,823
Fannie Mae 4.50% 2040	39,332	42,444
Fannie Mae 4.50% 2040	34,020	36,814
Fannie Mae 4.50% 2040	25,790	27,832
Fannie Mae 4.50% 2040	21,548	23,253
Fannie Mae 5.00% 2040	32,035	35,352
Fannie Mae 5.00% 2040	4,978	5,490
Fannie Mae 5.00% 2040	4,228	4,645
Fannie Mae 5.00% 2040	3,743	4,112
Fannie Mae 3.50% 2041	35,713	37,746
Fannie Mae 3.575% 2041[3]	21,573	22,840
Fannie Mae 4.00% 2041	49,423	52,730
Fannie Mae 4.00% 2041	27,584	29,430
Fannie Mae 4.00% 2041	22,808	24,334
Fannie Mae 4.00% 2041	18,568	19,811
Fannie Mae 4.00% 2041	17,811	19,003
Fannie Mae 4.50% 2041	57,542	62,132
Fannie Mae 4.50% 2041	15,565	16,807
Fannie Mae 4.50% 2041	11,599	12,524
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	372	432
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	293	335
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	481	574
Fannie Mae 3.50% 2042	73,791	77,993
Fannie Mae 3.50% 2042	72,794	77,166
Fannie Mae 3.50% 2042	29,404	31,170
Fannie Mae 3.50% 2042	8,054	8,575
Fannie Mae, Series 2002-W1, Class 2A, 6.898% 2042[3]	535	626
Fannie Mae 3.50% 2043	196,025	206,561
Fannie Mae 3.50% 2043	8,435	8,909
Fannie Mae 6.00% 2043	130,000	142,452
Fannie Mae 6.50% 2047	1,567	1,716
Fannie Mae 6.50% 2047	581	636
Fannie Mae 6.50% 2047	424	465
Fannie Mae 6.50% 2047	273	299
Fannie Mae 7.00% 2047	794	887
Fannie Mae 7.00% 2047	789	883
Fannie Mae 7.00% 2047	556	621
Fannie Mae 7.00% 2047	523	585
Fannie Mae 7.00% 2047	399	446
Fannie Mae 7.00% 2047	231	258
Fannie Mae 7.00% 2047	145	162
Fannie Mae 7.00% 2047	126	141
Fannie Mae 7.00% 2047	106	119
Fannie Mae 7.00% 2047	34	38
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	20,000	20,323
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	16,115	16,538
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	10,300	10,702
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	16,000	16,097
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	17,995	17,994
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	16,555	16,693
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022	15,904	16,347
Freddie Mac 4.50% 2023	139	151
Freddie Mac 5.00% 2023	8,572	9,165
Freddie Mac 5.00% 2023	6,313	6,756
Freddie Mac 5.00% 2023	3,543	3,792
Freddie Mac 5.00% 2023	1,742	1,864
Freddie Mac 5.00% 2023	1,738	1,860
Freddie Mac 5.00% 2023	1,381	1,477
Freddie Mac 5.00% 2024	11,539	12,379
Freddie Mac 6.00% 2026	4,212	4,676
Freddie Mac 6.00% 2026	3,123	3,468
Freddie Mac 6.00% 2026	2,891	3,211
Freddie Mac 4.50% 2027	824	893
Freddie Mac 6.50% 2027	1,931	2,156
Freddie Mac 6.50% 2027	536	599
Freddie Mac 6.50% 2027	433	484
Freddie Mac 6.50% 2028	1,065	1,190
Freddie Mac 4.50% 2029	636	684
Freddie Mac 4.50% 2031	933	1,007
Freddie Mac, Series T-041, Class 3-A, 6.742% 2032[3]	2,442	2,784
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,395	6,001
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	8,273	8,000
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	5,789	5,551
Freddie Mac, Series 3233, Class PA, 6.00% 2036	14,974	16,639
Freddie Mac, Series 3318, Class JT, 5.50% 2037	12,117	13,294
Freddie Mac, Series 3312, Class PA, 5.50% 2037	11,116	12,195
Freddie Mac, Series 3272, Class PA, 6.00% 2037	9,068	10,053
Freddie Mac 6.00% 2038	6,238	6,817
Freddie Mac 6.00% 2038	972	1,063
Freddie Mac 4.50% 2040	31,962	34,223
Freddie Mac 4.50% 2040	1,150	1,231
Freddie Mac 4.50% 2041	3,043	3,263
Freddie Mac 4.50% 2041	2,754	2,953
Freddie Mac 4.50% 2041	1,302	1,396
Freddie Mac 4.50% 2041	1,013	1,086
Freddie Mac 4.50% 2041	924	991
Freddie Mac 4.50% 2041	765	821
Government National Mortgage Assn. 10.00% 2021	242	270
Government National Mortgage Assn. 6.00% 2038	26,961	30,112
Government National Mortgage Assn. 6.50% 2038	12,708	14,421
Government National Mortgage Assn. 4.00% 2039	3,753	4,097
Government National Mortgage Assn. 4.00% 2039	3,739	4,080
Government National Mortgage Assn. 4.00% 2039	2,425	2,646
Government National Mortgage Assn. 4.00% 2040	20,848	23,393
Government National Mortgage Assn. 4.00% 2040	17,468	19,158
Government National Mortgage Assn. 4.00% 2040	11,561	12,680
Government National Mortgage Assn. 4.00% 2040	7,206	7,900
Government National Mortgage Assn. 4.00% 2040	6,629	7,270
Government National Mortgage Assn. 4.00% 2040	5,338	5,990
Government National Mortgage Assn. 4.00% 2040	5,288	5,904
Government National Mortgage Assn. 4.00% 2040	4,658	5,098
Government National Mortgage Assn. 4.00% 2040	3,665	4,020
Government National Mortgage Assn. 4.00% 2040	2,335	2,561
Government National Mortgage Assn. 4.00% 2040	448	492
Government National Mortgage Assn. 4.00% 2041	44,030	48,228
Government National Mortgage Assn. 4.00% 2041	16,738	18,263
Government National Mortgage Assn. 4.00% 2041	6,537	7,133
Government National Mortgage Assn. 4.00% 2041	1,376	1,501
Government National Mortgage Assn. 4.00% 2041	785	857
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[3]	11,944	12,121
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	9,697	10,022
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[3]	16,835	18,983
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2]	15,005	16,017
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2]	40,900	44,244
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.714% 2049[3]	20,920	24,263
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.866% 2038[3]	22,761	25,766
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	38,708	44,287
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,860	37,259
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[3]	9,250	10,132
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,965	27,045
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.194% 2051[3]	30,000	36,094
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	26,275	29,750
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2]	14,152	15,200
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2]	9,500	11,260
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3]	6,788	7,396
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,253
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.623% 2049[3]	13,569	15,596
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.306% 2045[3]	24,463	24,559
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	19,517	22,750
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[3]	20,000	22,067
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3]	18,360	21,320
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	16,293	18,755
Bank of Montreal 2.85% 2015[2]	17,000	17,861
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	14,000	15,927
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.636% 2035[3]	15,478	15,909
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	13,547
National Australia Bank 1.25% 2018[2]	13,450	13,453
Commonwealth Bank of Australia 0.75% 2016[2]	13,000	12,997
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	10,000	11,505
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047	10,055	11,376
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	10,630	10,817
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.889% 2049[3]	8,000	9,348
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	898	963
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	568	600
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	781	818
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,463	1,596
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,634	4,788
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3]	7,000	7,910
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	5,884	5,892
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.619% 2049[3]	4,100	4,631
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,3]	3,300	3,394
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 3.009% 2033[3]	3,247	3,307
		3,902,233

Federal agency bonds & notes 0.41%

Freddie Mac 2.50% 2016	72,000	76,453
Freddie Mac 1.00% 2017	114,000	115,249
Freddie Mac 0.75% 2018	25,000	24,875
CoBank, ACB 0.88% 2022[2,3]	23,425	21,180
Fannie Mae 6.25% 2029	8,000	11,380
		249,137

Bonds & notes of governments & government agencies outside the U.S. 0.13%

Israeli Government 3.15% 2023	35,000	34,770
Polish Government 5.25% 2014	2,500	2,594
Polish Government 6.375% 2019	14,350	17,666
Latvia (Republic of) 5.25% 2017[2]	13,500	14,985
France Government Agency-Guaranteed, Société Finance 2.875% 2014[2]	10,460	10,836
		80,851

Asset-backed obligations[4] 0.10%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2]	16,000	16,018
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.853% 2016[3]	14,000	14,032
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,029
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 0.999% 2034[3]	10,837	9,186
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	1,947	2,049
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,581	2,676
CWABS, Inc., Series 2004-BC1, Class M-1, 0.954% 2034[3]	2,803	2,636
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.503% 2019[2,3]	2,345	2,319
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	2,212	2,288
		63,233

Municipals 0.08%

State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Taxable Series 2010-E, 6.60% 2042	15,000	20,770
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,204
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	8,327	8,414
		45,388

Miscellaneous 0.02%

Other bonds & notes in initial period of acquisition		14,882
Total bonds & notes (cost: $13,390,998,000)		14,092,705

Short-term securities 5.55%

Fannie Mae 0.10%–0.16% due 4/1–10/1/2013	916,400	916,096
Federal Home Loan Bank 0.10%–0.165% due 4/12–9/13/2013	632,000	631,840
Freddie Mac 0.10%–0.17% due 4/5–10/22/2013	435,958	435,828
U.S. Treasury Bills 0.10%–0.171% due 4/11–11/14/2013	420,400	420,241
Federal Farm Credit Banks 0.14%–0.20% due 4/5–10/18/2013	232,500	232,375
Jupiter Securitization Co., LLC 0.17%–0.18% due 5/6–5/28/2013[2]	111,900	111,876
Chariot Funding, LLC 0.17% due 5/28/2013[2]	25,000	24,995
Coca-Cola Co. 0.12%–0.19% due 4/8–5/23/2013[2]	130,000	129,985
Private Export Funding Corp. 0.15%–0.19% due 5/7–6/17/2013[2]	84,300	84,279
Paccar Financial Corp. 0.10%–0.15% due 4/19–6/6/2013	75,100	75,085
John Deere Credit Ltd. 0.14% due 4/10/2013[2]	28,400	28,399
John Deere Capital Corp. 0.11% due 4/22/2013[2]	27,800	27,798
Procter & Gamble Co. 0.14%–0.15% due 5/28–6/3/2013[2]	43,250	43,245
Variable Funding Capital Company LLC 0.17% due 4/15/2013[2]	35,000	34,997
National Rural Utilities Cooperative Finance Corp. 0.14% due 4/5–4/26/2013	32,300	32,298
Abbott Laboratories 0.11% due 5/7/2013[2]	31,800	31,797
Walt Disney Co. 0.13% due 4/19/2013[2]	30,000	29,997
Wal-Mart Stores, Inc. 0.08% due 4/8/2013[2]	29,700	29,699
Emerson Electric Co. 0.14% due 4/11/2013[2]	23,000	22,999
Regents of the University of California 0.15% due 5/13/2013	9,200	9,198
Total short-term securities (cost: $3,352,827,000)		3,353,027
Total investment securities (cost: $46,251,817,000)		61,076,481
Other assets less liabilities		(625,112)
Net assets		$60,451,369

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,649,666,000, which represented 2.73% of the net assets of the fund.

3 Coupon rate may change periodically.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5 Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 8,331,473	$ —	$—	$ 8,331,473
Industrials	5,907,002	—	—	5,907,002
Consumer discretionary	5,834,515	—	—	5,834,515
Information technology	4,779,833	—	—	4,779,833
Energy	4,771,946	—	—	4,771,946
Health care	4,559,318	—	—	4,559,318
Consumer staples	3,513,104	—	—	3,513,104
Materials	1,839,139	—	—	1,839,139
Utilities	984,057	—	—	984,057
Telecommunication services	416,021	—	—	416,021
Miscellaneous	2,694,341	—	—	2,694,341
Bonds & notes:
Corporate bonds & notes	—	5,046,094	—	5,046,094
U.S. Treasury bonds & notes	—	4,690,887	—	4,690,887
Mortgage-backed obligations	—	3,902,233	—	3,902,233
Federal agency bonds & notes	—	249,137	—	249,137
Bonds & notes of governments &
government agencies outside the U.S.	—	80,851	—	80,851
Asset-backed obligations	—	63,233	—	63,233
Municipals	—	45,388	—	45,388
Miscellaneous	—	14,882	—	14,882
Short-term securities	—	3,353,027	—	3,353,027
Total	$43,630,749	$17,445,732	$—	$61,076,481

*Securities with a market value of $963,559,000, which represented 1.59% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,261,683
Gross unrealized depreciation on investment securities	(547,165)
Net unrealized appreciation on investment securities	14,714,518
Cost of investment securities for federal income tax purposes	46,361,963

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-0513O-S32808

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2013